CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
ASSETS:
Cash and cash equivalents	₨ 377,671.7	$ 5,700.7	₨ 341,124.3
Term placements	148,899.8	2,247.5	169,989.5
Investments held for trading, at fair value	71,860.9	1,084.7	61,292.8
Investments available for sale, at fair value [includes restricted investments of Rs. 721,933.3 and Rs. 656,516.4 (US$ 9,909.7), as of March 31, 2015 and March 31, 2016, respectively]	1,878,684.4	28,357.5	1,504,412.8
Securities purchased under agreements to resell	1,019.9	15.4	1,592.6
Loans [net of allowance of Rs. 47,334.1 and Rs. 57,360.1 (US$ 865.8), as of March 31, 2015 and March 31, 2016, respectively]	4,935,474.3	74,497.7	3,896,115.0
Accrued interest receivable	58,276.4	879.6	45,705.0
Property and equipment, net	35,679.7	538.6	33,355.9
Intangible assets, net	5.0	0.1	12.0
Goodwill	74,937.9	1,131.1	74,937.9
Other assets	154,213.3	2,327.8	130,478.0
Total assets	7,736,723.3	116,780.7	6,259,015.8
Liabilities:
Interest-bearing deposits	4,575,414.5	69,062.9	3,768,678.8
Non-interest-bearing deposits	882,445.8	13,319.9	733,032.0
Total deposits	5,457,860.3	82,382.8	4,501,710.8
Securities sold under repurchase agreements	306,060.0	4,619.8	50,000.0
Short-term borrowings	253,562.4	3,827.4	214,191.9
Accrued interest payable	41,184.3	621.6	32,689.5
Long-term debt	522,313.5	7,884.0	457,934.4
Accrued expenses and other liabilities	284,947.6	4,301.0	250,921.6
Total liabilities	6,865,928.1	103,636.6	5,507,448.2
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,506,495,317 shares and 2,528,186,517 shares, as of March 31, 2015 and March 31, 2016, respectively	5,056.4	76.3	5,013.0
Additional paid-in capital	412,264.5	6,222.9	387,486.1
Retained earnings	290,542.4	4,385.6	228,804.4
Statutory reserve	149,931.6	2,263.1	118,122.2
Accumulated other comprehensive income (loss)	11,515.3	173.8	10,826.4
Total HDFC Bank Limited shareholders' equity	869,310.2	13,121.7	750,252.1
Noncontrolling interest in subsidiaries	1,485.0	22.4	1,315.5
Total shareholders' equity	870,795.2	13,144.1	751,567.6
Total liabilities and shareholders' equity	₨ 7,736,723.3	$ 116,780.7	₨ 6,259,015.8